Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts and Notes Receivable, Net [Abstract]
Note Receivable

NOTE 6 - CONVERTIBLE NOTES PAYABLE

On February 26, 2013 the Company borrowed $53,000 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date. The note is not convertible at March 31, 2013.

During the three months ended March 31, 2013 pursuant to a convertible debenture offering the Company borrowed $133,000. The convertible notes accrue interest at 8% per annum, with principal and interest due two years from issuance. The notes carry a default interest rate of 12% per annum. The notes are exercisable for two years from the issue date into shares of the Company’s common stock at a price of $1 per share.

The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 “Derivatives and Hedging” and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The intrinsic value of the beneficial conversion feature was determined to be $26,050 and was recorded as debt discount. During the three months ended March 31, 2013, debt discount of $1,863 was amortized.

NOTE 5 – NOTE RECEIVABLE

During the year ended December 31, 2012 the Company paid $20,000 to a third-party entity in the form of a note receivable. The note is unsecured, bears interest of 4% per annum, and was due in October 2012. The note is currently in default. The Company fully allowed for the note and recorded $20,000 of bad debt expense as of December 31, 2012.